Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended			7 Months Ended		8 Months Ended
	Jul. 09, 2021 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 13, 2021 USD ($)	Jul. 31, 2021 USD ($)	Aug. 26, 2021 USD ($) $ / shares shares	Aug. 25, 2021 USD ($) shares	Aug. 19, 2021 USD ($)	Aug. 16, 2021 USD ($)	Aug. 24, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Finance Lease, Liability		$ 261,885									$ 63,882
Proceeds from Sale of Property, Plant, and Equipment		$ 32,692	$ 0
New Credit Facility [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								$ 18,000
Debt Instrument, Description of Variable Rate Basis								LIBOR
Debt Instrument, Basis Spread on Variable Rate								2.85%
Debt Instrument, Unamortized Discount								$ 180
Navios Altair I [Member]
Subsequent Event [Line Items]
Vessel year built							2006
Vessel type							Panamax
Vessel capacity in DWT							74,475
Proceeds from Sale of Property, Plant, and Equipment							$ 13,532
Date of expected delivery of vessel							third quarter of 2021
Harmony N [Member]
Subsequent Event [Line Items]
Vessel year built									2006
Vessel type									Containership
Proceeds from Sale of Property, Plant, and Equipment									$ 28,710
Vessel capacity in TEU									2,824
Navios Azalea [Member]
Subsequent Event [Line Items]
Vessel year built				2005
Vessel type				Panamax
Vessel capacity in DWT				74,759
Proceeds from Sale of Property, Plant, and Equipment				$ 12,740
Six Newbuilding Containerships [Member]
Subsequent Event [Line Items]
Date of expected delivery of vessel					second half of 2023 and 2024
Vessel capacity in TEU					5,300
Purchase price					$ 61,600
Navios Dedication [Member]
Subsequent Event [Line Items]
Vessel year built					2008
Vessel type					Containership
Proceeds from Sale of Property, Plant, and Equipment					$ 33,893
Vessel capacity in TEU					4,250
Navios Azimuth [Member]
Subsequent Event [Line Items]
Vessel year built	2011
Vessel type	Capesize
Vessel capacity in DWT	179,169
Purchase price	$ 30,000
Capasize Vessel [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage							6.10%
Sale Leaseback Transaction, Date							August 25, 2021
Finance Lease, Liability							$ 15,000
Vessel year built							2009
Vessel type							Capesize
Long-term Debt, Gross							$ 5,000
Navios Acquisition [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares						44,117,647
Debt Instrument, Repurchase Amount						$ 397,478
Sale of Stock, Consideration Received on Transaction						$ 150,000
Sale of Stock, Price Per Share | $ / shares						$ 3.40
Navios Partners Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 45,000
Debt Instrument, Interest Rate, Stated Percentage										11.50%
Merger Agreement [Member] | Navios Acquisition [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction | shares							441,176.47
Sale of Stock, Percentage of Ownership after Transaction							62.40%
Merger Agreement [Member] | Navios Acquisition [Member]
Subsequent Event [Line Items]
Shares Conversion Rate							0.1275